Note 16 - Earnings Per Share	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
16
- Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

Year Ended	January 31, 2021	January 31, 2020	January 31, 2019

Net income for purposes of calculating basic and diluted earnings per share	52,100	36,997	31,277
Weighted average shares outstanding	84,360	81,659	76,832
Dilutive effect of employee stock options	358	318	205
Dilutive effect of restricted and performance share units	1,038	890	754
Weighted average common and common equivalent shares outstanding	85,756	82,867	77,791
Earnings per share
Basic	0.62	0.45	0.41
Diluted	0.61	0.45	0.40

For the years ended
January 31, 2021,
2020
and
2019,
the application of the treasury stock method excluded
1,750,
350,464
and
271,869
stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such stock options that are attributed to future service periods made such stock options anti-dilutive.

For the years ended
January 31, 2021,
2020
and
2019,
71,161,
5,909
and
nil
stock options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive.

Additionally, for the years ended
January 31, 2021,
2020
and
2019,
the application of the treasury stock method excluded PSUs and RSUs of
43,002,
nil
and
nil,
respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.